Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity
Common stock, Par value (in dollars per share)	$ 0	$ 0
Common stock, issued (in shares)	2	2
Common stock, outstanding (in shares)	2	2